Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Cross Currency Swap Agreements	As at December 31, 2024, the Company was committed to the following foreign currency forward contracts.

	Contract Amount in Foreign Currency	Average Contract Rate(i)	Fair Value / Carrying Amount of Asset (Liability) $	Expected Maturity 2025 $
British Pound Sterling	5,500	0.7840	(140)	7,016
Canadian Dollar	12,300	1.3685	(387)	8,988
			(527)	16,004
(i)Average contractual exchange rate represents the contracted amount of foreign currency one U.S. Dollar will buy.

		Floating Rate Receivable
Principal Amount NOK	Principal Amount $	Reference Rate	Margin	Fixed Rate Payable	Fair Value / Carrying Amount of Asset (Liability) $	Weighted- Average Remaining Term (Years)
1,000,000	112,000	NIBOR	5.15%	5.74%	(21,577)	0.7
1,000,000	117,000	NIBOR	4.90%	6.37%	(24,523)	1.9
					(46,100)

Interest Rate Swap Agreements
As at December 31, 2024, the Company was committed to the following interest rate swap agreements:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Asset (Liability) $	Weighted- Average Remaining Term (Years)	Fixed Interest Rate (i)
U.S. Dollar-denominated interest rate swaps (ii)	SOFR	578,912	30,648	2.4	1.4%
U.S. Dollar-denominated interest rate swaps (ii)(iii)	SOFR	232,976	8,115	4.7	3.4%
U.S. Dollar-denominated interest rate swaps (iv)(v)(vi)	SOFR	107,725	49,262	1.1	3.0%
			88,025
(i)Excludes an additional amount consisting of the margins and the credit adjustment spreads the Company pays on its floating-rate term loans, which, as at December 31, 2024, ranged from 2.00% to 3.45%.
(ii)Principal amount reduces quarterly.
(iii)These interest rate swaps are subject to mandatory early termination in August 2029 and September 2029, whereby the swaps will be settled based on their fair value at that time.
(iv)Principal amount reduces monthly.
(v)Forward-starting interest rate swaps with inception dates ranging from September 2025 to June 2026.
(vi)These interest rate swaps are subject to mandatory early termination in 2025 and 2026, whereby the swaps will be settled based on their fair value at that time.

Location and Fair Value Amounts of Derivative Instruments
The following table presents the classification and fair value amounts of derivative instruments (none of which are designated as cash flow hedges), segregated by type of contract, on the Company’s consolidated balance sheets.

	Accounts receivable $	Current portion of derivative assets $	Derivative assets $	Current portion of derivative liabilities $	Derivative liabilities $
As at December 31, 2024
Interest rate swap agreements	2,070	35,042	50,913	—	—
Foreign currency forward contracts	—	—	—	(527)	—
Cross currency swap agreements	295	642	—	(21,756)	(25,281)
	2,365	35,684	50,913	(22,283)	(25,281)
As at December 31, 2023
Interest rate swap agreements	2,433	18,022	35,127	—	(156)
Foreign currency forward contracts	—	221	—	—	—
Cross currency swap agreements	480	4,154	—	—	(23,680)
	2,913	22,397	35,127	—	(23,836)

Gain (Loss) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments	The effect of the gain (loss) on these derivatives on the Company’s consolidated statements of (loss) income is as follows:

	Year Ended December 31,
	2024 $			2023 $			2022 $
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
Interest rate swap agreements	23,387	32,963	56,350	20,227	3,403	23,630	(4,982)	70,252	65,270
Foreign currency forward contracts	61	(748)	(687)	540	(177)	363	—	398	398
	23,448	32,215	55,663	20,767	3,226	23,993	(4,982)	70,650	65,668
The effect of the gain (loss) on these derivatives on the Company's consolidated statements of (loss) income is as follows:

	Year Ended December 31,
	2024 $			2023 $			2022 $
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
Cross currency swap agreements	4,220	(26,869)	(22,649)	(19,463)	466	(18,997)	(2,546)	(9,881)	(12,427)

Schedule of Derivative Instruments, Effect on Other Comprehensive Income (Loss)
For the periods indicated, the following table presents the amounts of losses reclassified from accumulated other comprehensive income (or OCI) to interest expense for interest rate swaps previously dedesignated but for which the hedged forecasted transaction remains probable as cash flow hedges (excluding such agreements in equity-accounted investments):

Amount of Loss Reclassified from Accumulated OCI to Interest Expense
Year Ended December 31,
2024 $	2023 $	2022 $
(761)	(1,242)	(2,453)